RELATED PARTY TRANSACTIONS (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 762	$ 22	$ 419
Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	786	909	1,333
Hollysys Machine [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	749	555	914
Shenhua Information [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	0	0	368
Electric Motor [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	29	354	50
China Techenergy [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	0	0	1
Hollycon [Member] | Goods And Services [Member]
Related Party Transaction [Line Items]
Related Party Transaction Purchases From Related Party	$ 8	$ 0	$ 0